DISCONTINUED OPERATIONS - Loss on disposal (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Movements in non-cash working capital items and non-current ore stockpiles		$ (114.4)	$ (14.9)
Cash and cash equivalents		347.5	367.1	$ 407.8
Receivables and other current assets		48.9	85.7
Inventories		271.9	266.3
Property, plant and equipment		4,269.4	3,496.5
Other non-current assets		135.7	76.3
Accounts payable and accrued liabilities		(264.8)	(317.6)
Current portion of provisions		(14.5)	(5.4)
Non-controlling interests		(64.0)	(58.1)
Assets		5,374.4	4,537.9
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Assets		$ 0.0	$ 34.6
Discontinued operations | Disposal of major subsidiary | Rosebel Mine
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds received on closing	$ 360.0
Cash and cash equivalents transferred since closing	39.4
Movements in non-cash working capital items and non-current ore stockpiles	(3.4)
Transaction costs	(8.7)
Net proceeds	387.3
Cash and cash equivalents	39.8
Receivables and other current assets	26.7
Inventories	153.7
Property, plant and equipment	446.2
Other non-current assets	10.5
Accounts payable and accrued liabilities	(76.0)
Current portion of provisions	(103.8)
Other liabilities	(89.1)
Net carrying amount	408.0
Non-controlling interests	(13.3)
Assets	394.7
Loss on sale of Rosebel	$ 7.4